ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
May 31, 2022
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	May 31, 2022	November 30, 2021
	$	$
Accounts payable	3,466,544	1,625,418
Accrued liabilities	328,153	242,601
Loans to employees	97,055	-
Wages payable	58,158	102,079
Payroll taxes payable	48,783	31,634
Accounts payable and accrued liabilities	3,998,693	2,001,732

During the six months ended May 31, 2022, the Company issued 114,194 (May 31, 2021 – 2,984) common shares valued at $67,500 (May 31, 2021 - $6,953) to settle accounts payable of $67,500 (May 31, 2021 - $7,851) resulting in a gain of $nil (May 31, 2021 – $898) which is included in gain on settlement of debt.

During the three months ended February 28, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement which included the settlement of $18,481 of interest included in accounts payable (Notes 16 and 19).